Equity Transactions (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
StockOptionThreeMember
Exercise Price	$ 0.06	$ 0.20
Option Outstanding	3,100,000	200,000
Weighted Average Contractual Life	6 years 10 months 24 days	4 years 6 months
Option Excersiable	2,100,000	200,000
StockOptionNineMember
Exercise Price	$ 0.23
Option Outstanding	200,000
Weighted Average Contractual Life	3 years 4 months 24 days
Option Excersiable	200,000
StockOptionEightMember
Exercise Price	$ 0.22
Option Outstanding	100,000
Weighted Average Contractual Life	3 years
Option Excersiable	100,000
StockOptionSevenMember
Exercise Price	$ 0.21	$ 0.23
Option Outstanding	550,000	500,000
Weighted Average Contractual Life	3 years 1 month 6 days	4 years 4 months 24 days
Option Excersiable	550,000	500,000
StockOptionSixMember
Exercise Price	$ 0.20	$ 0.25
Option Outstanding	200,000	200,000
Weighted Average Contractual Life	3 years 6 months	3 years 7 months 6 days
Option Excersiable	200,000	200,000
StockOptionFiveMember
Exercise Price	$ 0.10	$ 0.22
Option Outstanding	500,000	100,000
Weighted Average Contractual Life	3 years 9 months 18 days	4 years
Option Excersiable	500,000	100,000
StockOptionFourMember
Exercise Price	$ 0.07	$ 0.21
Option Outstanding	100,000	550,000
Weighted Average Contractual Life	4 years 6 months	4 years 1 month 6 days
Option Excersiable	100,000	550,000
StockOptionOneMember
Exercise Price	$ 0.03	$ 0.06
Option Outstanding	700,000	3,100,000
Weighted Average Contractual Life	4 years 9 months 18 days	6 years 6 months
Option Excersiable	700,000	2,100,000
StockOptionTwoMember
Exercise Price	$ 0.05	$ 0.10
Option Outstanding	1,300,000	500,000
Weighted Average Contractual Life	4 years 7 months 6 days	4 years 9 months 18 days
Option Excersiable	1,300,000	500,000
Stock Option [Member]
Option Outstanding	7,250,000	5,150,000	4,000,000	3,000,000
Weighted Average Contractual Life	5 years 9 months 18 days	5 years 10 months 15 days	6 years 6 months
Option Excersiable	6,250,000	4,150,000